Commitments for Expenditure	12 Months Ended
Dec. 31, 2017
Commitments for Expenditure [Abstract]
Commitments for Expenditure
49.	Commitments for Expenditure

(1)	The commitments for acquisition of property, plant and equipment as of December 31, 2016 and 2017 are as follows:

		2016		2017
Contracts		Amounts	Balance	Amounts	Balance
		In millions of won
Purchase of switch (25.8kV Eco) 11,395	￦	40,226	28,072	40,226	—
Purchase of switch (25.8kV Eco) 12,450		—	—	50,526	35,494
Purchase of cable (PVC,1C,2000SQ) 153,000M and others (Shin-Bupyung-Youngseo)		50,256	50,256	50,256	42,857
Purchase of cable (PVC, 1C, 2500SQ) 103,374M and others (Bukdangjin-Shintangjung)		42,500	42,500	42,500	29,987
Purchase of GIS (362KV 6300A 63KA) 23CB – YoungseoS/S		—	—	34,500	34,500
Purchase of GIS (362KV 6300A 63KA) 26CB – Shin-gosungS/S		36,950	19,897	36,950	—
Purchase of GIS (362KV 6300A 63KA) 26CB – HwasungS/S		—	—	40,000	29,231
Purchase of GIS (362KV 6300A 63KA) 27CB – KwangyangS/S		37,476	27,760	37,476	18,044
Purchase of GIS (362KV 6300A 63KA) and 1 other 18CB – BukbusanS/S		34,000	20,766	34,000	—
Purchase of GIS (800KV 8000A 50KA) 10CB – Shin-JungbuS/S		63,730	63,730	63,730	44,955
Purchase of transformer (765/345/23kV 666.7MVA, 2TANK) 6 units – Shin-JungbuS/S		37,500	37,500	37,500	37,500
Purchase of cable (TR CNCE-W/AL,1C,400SQ) 4,500,000M		71,986	50,593	71,986	—
Purchase of Concrete Poles (10M, 350KGF) 104,755 and 6 others		129,175	105,905	129,175	—
Purchase of cable (TR CNCE-W/AL,1C,400SQ) 4,645,000M		—	—	78,076	76,762
Purchase of Concrete Poles (10M, 350KGF) 121,900 and 6 others		—	—	133,387	112,981
Advanced E-Type low voltage electricity meter 1,600,000 units		—	—	65,408	64,592
Purchase of Ground Switch (44-D-A125, 600AX4) and 1 other 4,016 units		—	—	56,482	55,990
Construction of Shin-Kori units (#3,4)		6,856,150	—	7,363,514	93,637
Construction of Shin-Kori units (#5,6)		8,625,387	7,286,503	8,625,387	6,757,146
Construction of Shin-Hanwool units (#1,2)		7,982,342	1,157,700	7,982,342	1,015,813
Construction of Shin-Hanwool units (#3,4)		8,261,818	8,170,896	8,261,818	8,097,056
Construction of Yeosu thermal power units (#1)		174,291	1,139	174,291	—
Other 27 contracts		430,204	222,555	262,400	114,041
Purchase of main machine for construction of Seoul Combined units (#1,2)		360,500	300,663	361,203	99,031
Construction of Seoul Combined units (#1,2)		225,205	129,589	227,685	60,568
Electricity construction of Shin-Boryeong units (#1,2)		354,740	26,878	379,115	—
Purchase of smoke eliminating machine for construction of Shin-Boryeong units (#1,2)		121,093	2,023	169,544	36,417
Purchase of coal handling machine for construction of Shin-Boryeong units (#1,2)	￦	146,353	3,543	146,353	—
Service of designing Shin-Boryeong units (#1,2)		126,038	24,333	127,810	16,371
Purchase of main machine for construction of Shin-Boryeong units (#1,2)		851,132	10,746	866,065	4,981
Construction of Shin-Boryeong units (#1,2)		288,438	17,828	316,190	23,100
Purchase of furnace for construction of Shin-Seocheon thermal power plant		—	—	302,030	222,555
Purchase of turbine generator for construction of Shin-Seocheon thermal power plant		—	—	104,402	83,522
Electricity construction of Shin-Seocheon thermal power plant		—	—	200,453	196,993
Purchase of main machine for Jeju LNG combined		—	—	166,287	15,409
Purchase of coal handling machine for construction of Taean (#9,10) and IGCC units (conditional contract for installation)		192,945	38,218	193,375	5,129
Purchase of furnace for construction of Taean units (#9,10)		584,148	46,059	566,945	33,817
Service of designing Taean units (#9,10)		109,700	18,981	111,322	13,671
Purchase of desulfurization machine for construction of Taean units (#9,10)		92,086	1,017	—	—
Purchase of turbine generator for construction of Taean units (#9,10)		228,794	6,788	205,267	550
Purchase of combined generating machine for construction of Taean IGCC units		208,972	2,102	190,923	—
Purchase of oxygen plant for construction of Taean IGCC units		98,979	221	94,564	199
Service of designing Taean IGCC plant units		44,802	3,342	44,802	2,669
Purchase of gasification plant for construction of Taean IGCC units		457,991	—	456,037	—
Construction of Samcheok units (#1,2)		457,943	15,851	488,347	—
Purchase of furnace for construction of Samcheok units (#1,2)		1,091,303	51,594	1,082,641	5,963
Purchase of coal handling machine for construction of Samcheok units (#1,2)		303,273	155	304,924	52,362
Service of designing Samcheok units (#1,2)		114,047	36,510	114,047	4,745
Purchase of main equipment		152,286	39,248	168,076	—
Landscaping construction and other		—	—	63,110	—
Construction of yard for Andong natural gas power plant		41,961	2,600	41,961	—
Purchase of turbine main equipment for Samcheok units (#1,2)		—	—	215,333	874
Service of designing Dangjin units (#9,10)		122,426	6,125	122,426	—

(2)	As of December 31, 2017, details of contracts for inventory purchase commitment are as follows:

The Company imports all of its uranium ore concentrates from sources outside Korea (including the United States, United Kingdom, Kazakhstan, France, Russia, South Africa, Canada and Australia) which are paid for with currencies other than Won, primarily in U.S. dollars. In order to ensure stable supply, the Company entered into long-term and medium-term contracts with various suppliers, and supplements such supplies with purchases of fuels on spot markets. The long-term and medium-term contract periods vary among contractors and the stages of fuel manufacturing process. Contract prices for processing of uranium are generally based on market prices. Contract periods for ore concentrates, conversion, enrichment and design and fabrication are as follows:

Type	Periods	Contracted amounts
Concentrate	2017 ~ 2030	39,662 Ton U3O8
Transformed	2017 ~ 2030	22,934 Ton U
Enrichment	2017 ~ 2029	25,530 Ton SWU
Molded	2017 ~ 2022	2,004 Ton U